Commitments and Contingencies - Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating
2019	$ 16,709
2020	15,478
2021	14,926
2022	13,655
2023	13,701
Thereafter	28,824
Amounts representing interest	0
Total lease payments	103,293
Capital
2019	8,193
2020	5,209
2021	363
2022	7
2023	0
Thereafter	0
Amounts representing interest	(459)
Total lease payments	13,313
Total
2019	24,902
2020	20,687
2021	15,289
2022	13,662
2023	13,701
Thereafter	28,824
Amounts representing interest	(459)
Total lease payments	$ 116,606